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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1355

                                 The Alger Funds

                   ------------------------------------------
               (Exact name of registrant as specified in charter)


                   111 Fifth Avenue, New York, New York 10003


          -------------------------------------------------------------
               (Address of principal executive offices)  (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: July 31, 2007

ITEM 1.  Schedule of Investments.


The Alger Funds
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS- 65.3%                                 SHARES           VALUE
                                                  ------------     ------------
AEROSPACE & DEFENSE- 2.3%
Boeing Company                                           9,420     $    974,311
General Dynamics Corporation                            17,900        1,406,224
                                                                   ------------
                                                                      2,380,535
                                                                   ------------

BEVERAGES- 1.3%
PepsiCo, Inc.                                           20,200        1,325,524
                                                                   ------------

BIOTECHNOLOGY- .8%
Genentech, Inc.*                                        10,500          780,990
                                                                   ------------

CABLE- .7%
Time Warner Cable, Inc.*                                18,800          718,536
                                                                   ------------

CAPITAL MARKETS- .5%
Bear Stearns Companies Inc.                              4,810          583,068
                                                                   ------------

COMMUNICATION EQUIPMENT- 3.3%
Cisco Systems, Inc.*                                    71,355        2,062,873
QUALCOMM Inc.                                           19,700          820,505
Research In Motion Limited*                              2,415          516,810
                                                                   ------------
                                                                      3,400,188
                                                                   ------------
COMPUTER SERVICES- .4%
Akamai Technologies, Inc.*                              12,100          410,916
                                                                   ------------

COMPUTERS & PERIPHERALS- 4.5%
Apple Computer, Inc.*                                    9,865        1,299,812
Dell Inc.*                                              39,900        1,116,003
Hewlett-Packard Company                                 13,900          639,817
Memc Electronic Materials, Inc.*                        15,130          927,772
SanDisk Corporation*                                    12,200          654,286
                                                                   ------------
                                                                      4,637,690
                                                                   ------------

CONGLOMERATE- 1.2%
ITT Corporation                                         19,610        1,233,077
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES- .8%
Citigroup Inc.                                          18,200          847,574
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS- .7%
Emerson Electric Co.                                    15,030          707,462
                                                                   ------------

ELECTRONICS- 1.5%
Nintendo Co., Ltd. ADR#                                 26,145        1,597,488
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 3.2%
Cameron International Corp.*                             9,300          725,400
National-Oilwell Varco Inc.*                             7,080          850,379
Schlumberger Limited                                    10,525          996,928
Transocean Inc.*                                         7,300          784,385
                                                                   ------------
                                                                      3,357,092
                                                                   ------------

FINANCE- .5%
IntercontinentalExchange Inc. *                          3,600          544,068
                                                                   ------------

FINANCIAL SERVICES- 2.7%
CME Group, Inc. Holdings Inc.                            1,800          994,500
Hong Kong Exchanges & Clearing Limited                  27,270          444,988
Nymex Holdings Inc.*                                     5,300          659,850
UBS AG                                                  11,715          645,145
                                                                   ------------
                                                                      2,744,483
                                                                   ------------

The Alger Funds
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2007


FOOD & STAPLES RETAILING- 3.4%
CVS Caremark Corporation                                 9,400          330,786
Walgreen Co.                                            32,600        1,440,268
Wal-Mart Stores, Inc.                                   22,700        1,043,065
Whole Foods Market, Inc.                                18,800          696,352
                                                                   ------------
                                                                      3,510,471
                                                                   ------------
FREIGHT & LOGISTICS- .9%
FedEx Corp.                                              8,400          930,216
                                                                   ------------

HEALTH & PERSONAL CARE- .4%
Brookdale Senior Living Inc.                             9,305          372,293
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 1.7%
Hologic, Inc.*                                          12,600          652,680
Intuitive Surgical, Inc.*                                2,400          510,264
Zimmer Holdings, Inc.*                                   8,200          637,632
                                                                   ------------
                                                                      1,800,576
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 1.9%
Health Net Inc.*                                        23,010        1,139,915
UnitedHealth Group Incorporated                         16,500          799,095
                                                                   ------------
                                                                      1,939,010
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- 2.8%
Accor SA                                                 5,800          494,248
Las Vegas Sands Corp.*                                   8,800          767,800
MGM MIRAGE *                                             5,100          372,861
Starbucks Corporation                                   49,100        1,309,988
                                                                   ------------
                                                                      2,944,897
                                                                   ------------

HOUSEHOLD PRODUCTS- 1.7%
Procter & Gamble Company                                27,825        1,721,254
                                                                   ------------

INDUSTRIAL CONGLOMERATES- 2.3%
3M Co.                                                   9,300          826,956
General Electric Company                                40,700        1,577,532
                                                                   ------------
                                                                      2,404,488
                                                                   ------------

INFORMATION TECHNOLOGY  SERVICES- .7%
Cognizant Technology Solutions Corporation Cl. A*        8,500          688,330
                                                                   ------------

INSURANCE- 1.1%
American International Group, Inc.                      17,500        1,123,150
                                                                   ------------

INTERNET & CATALOG RETAIL- 1.4%
eBay Inc.*                                              35,490        1,149,876
IAC/InterActiveCorp.*                                   10,700          307,518
                                                                   ------------
                                                                      1,457,394
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 2.0%
comScore Inc.*                                             300            7,044
Google Inc. Cl. A*                                       2,605        1,328,550
Yahoo! Inc. *                                           32,700          760,275
                                                                   ------------
                                                                      2,095,869
                                                                   ------------

MACHINERY- .4%
Joy Global Inc.                                          8,350          413,241
                                                                   ------------

MEDIA- 2.5%
Comcast Corporation Special  Cl.  A*                    45,600        1,193,352
Focus Media Holding Limited ADR*#                        6,400          264,384
News Corporation Cl. A                                  28,400          599,808
XM Satellite Radio Holdings Inc. Cl. A*                 45,575          521,834
                                                                   ------------
                                                                      2,579,378
                                                                   ------------

METALS & MINING- 1.7%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              11,560        1,086,409
Peabody Energy Corporation                              14,900          629,674
                                                                   ------------
                                                                      1,716,083
                                                                   ------------

The Alger Funds
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2007


MULTILINE RETAIL- .6%
Penny, (JC) Co. Inc.                                     8,800          598,752
                                                                   ------------

OIL & GAS- .5%
EOG Resources, Inc.                                      7,300          511,730
                                                                   ------------

PHARMACEUTICALS- 3.0%
Abbott Laboratories                                     19,300          978,317
Johnson & Johnson                                       12,200          738,100
Merck & Co. Inc.                                        18,700          928,455
Sepracor Inc.*                                           7,600          213,788
Wyeth                                                    6,100          295,972
                                                                   ------------
                                                                      3,154,632
                                                                   ------------

REAL ESTATE- .5%
Jones Lang LaSalle Incorporated                          4,915          539,569
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 3.5%
Intel Corporation                                       56,700        1,339,254
Lam Research Corporation*                                6,000          347,040
Maxim Integrated Products, Inc.                         23,900          757,630
Micron Technology, Inc.*                                34,000          403,580
NVIDIA Corporation*                                     17,100          782,496
                                                                   ------------
                                                                      3,630,000
                                                                   ------------

SOFTWARE- 4.0%
Adobe Systems Incorporated                              12,800          515,712
Microsoft Corporation                                   71,700        2,078,583
Symantec Corporation*                                   35,865          688,608
TomTom NV*                                              12,600          814,247
                                                                   ------------
                                                                      4,097,150
                                                                   ------------
SPECIALTY RETAIL- 1.3%
Home Depot, Inc.                                        16,000          594,720
Urban Outfitters, Inc.*                                 35,500          712,130
                                                                   ------------
                                                                      1,306,850
                                                                   ------------

TOBACCO- 1.2%
Altria Group, Inc.                                      18,115        1,204,104
                                                                   ------------

UTILITIES- .7%
Veolia Environnement                                     9,130          678,633
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES- .7%
NII Holdings Inc. Cl. B*                                 8,430          708,289
                                                                   ------------

TOTAL COMMON STOCKS
  (Cost $62,393,025)                                                 67,395,050
                                                                   ------------

                                                   PRINCIPAL
CORPORATE BONDS- 15.4%                               AMOUNT


AEROSPACE & DEFENSE- .7%
L-3 Communications Holdings, 3.00%, 8/1/35          $  300,000          336,750
Systems 2001 Asset Trust Cl. G, 6.664%, 9/15/13 (a)    369,614          388,840
                                                                   ------------
                                                                        725,590
                                                                   ------------

AUTOMOTIVE- .9%
Capital Auto Receivables Asset Trust,
  5.32%, 3/20/10 (a)                                   900,000          900,711
                                                                   ------------

BUILDING & CONSTRUCTION- .1%
Martin Marietta Materials Inc., 6.25%, 5/1/37          110,000          104,929
                                                                   ------------

CAPITAL MARKETS- .3%
Morgan Stanley, 5.55%, 4/27/17                         300,000          282,912
                                                                   ------------

The Alger Funds
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMERCIAL BANKS- 1.5%
Banc of America Commercial Mortgage Inc.,
  5.634%, 7/10/46                                      450,000          441,299
Bank of America Corporation, 4.875%, 9/15/12           600,000          581,543
Wachovia Bank Commercial Mortgage Trust,
  5.342%, 12/15/43                                     525,000          501,385
                                                                   ------------
                                                                      1,524,227
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES- .1%
Qwest Corporation, 6.50%, 6/1/17 (a)                   160,000          148,000
                                                                   ------------

ELECTRIC UTILITIES- .9%
General Electric Capital Corp., 5.50%, 11/15/11        600,000          598,255
WPS Resources Co. 6.11%,12/1/66                        325,000          308,606
                                                                   ------------
                                                                        906,861
                                                                   ------------

ELECTRONICS- .3%
Centerpoint Energy Transition Bond Company,
  4.97%, 8/1/14                                        345,000          343,756
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- .4%
Cameron International Corp., 2.50%, 6/15/26            300,000          390,000
                                                                   ------------

FINANCE- 1.3%
Merrill Lynch Mortgage Trust, 5.843%, 5/12/39          750,000          742,416
Toll Brothers Finance Corp., 5.15%, 5/15/15            660,000          577,139
                                                                   ------------
                                                                      1,319,555
                                                                   ------------
FINANCIAL SERVICES -3.1%
American Tower Trust, 5.9568%, 4/15/37 (a)             500,000          493,398
Countrywide Financial Corp., 5.80%, 6/7/12             250,000          240,605
Jefferies Group, Inc., 6.25%, 1/15/36                  645,000          592,654
JP Morgan Chase Commercial Mortgage SEC CO.,
  6.066%, 4/15/45                                      890,000          892,482
Lazard Group, 6.85%, 6/15/17 (a)                       370,000          371,415
Morgan Stanley Capital I,  5.514%, 11/12/49            500,000          484,257
Residential Capital LLC,  6.50%, 6/1/12                150,000          136,208
                                                                   ------------
                                                                      3,211,019
                                                                   ------------

FOOD PRODUCTS- .3%
General Mills Inc., 5.70%, 2/15/17                     260,000          256,334
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- .3%
UnitedHealth Group, 6.00%, 6/15/17 (a)                 360,000          361,439
                                                                   ------------

INSURANCE- 1.3%
Liberty Mutual Group, 7.80%, 3/15/37                   600,000          523,032
Radian Group Inc., 7.75%, 6/1/11                       500,000          539,876
XL Capital Ltd., 6.50%, 12/31/49                       300,000          268,185
                                                                   ------------
                                                                      1,331,093
                                                                   ------------

MANUFACTURING- .8%
Cooper US Inc., 6.10%, 7/1/17                          330,000          335,480
Reliance Steel & Aluminum, 6.85%, 11/15/36             550,000          528,816
                                                                   ------------
                                                                        864,296
                                                                   ------------
MISCELLANEOUS- .7%
Jefferson Valley Floating Rate, 6.76%, 3/20/16 (a)     800,000          735,768
                                                                   ------------

OIL & GAS- 1.0%
Inergy LP / Inergy Fin Corp., 8.25%, 3/1/16            347,000          348,735
Tesoro Corp.,  6.25%, 11/1/12                          200,000          194,000
XTO Energy, Inc.,  5.90%, 8/1/12                       500,000          506,317
                                                                   ------------
                                                                      1,049,052
                                                                   ------------

OIL AND GAS EXTRACTION- .6%
Enterprise Products Partners, 8.375%, 8/1/66           610,000          623,333
                                                                   ------------

The Alger Funds
Alger Balanced Fund
Schedule of Investments (Unaudited)
July 31, 2007


SOFTWARE- .5%
Computer Associates International Inc.,
  6.50%, 4/15/08                                       100,000          101,063
Oracle Corporation, 5.25%, 1/15/16                     455,000          436,255
                                                                   ------------
                                                                        537,318
                                                                   ------------

UTILITIES- .3%
Southern Co., 5.30%, 1/15/12                           300,000          297,569
                                                                   ------------

TOTAL CORPORATE BONDS
  (Cost $16,288,851)                                                 15,913,762
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATION-16.6%
Federal Farm Credit Bank,
   4.95%, 10/18/18                                     455,000          438,754
   5.20%, 9/26/17                                    1,000,000          987,018
Federal Home Loan Bank,
   5.375%, 6/8/12                                      625,000          632,786
   3.75%, 8/15/08                                      650,000          641,656
Federal Home Loan Mortgage Corporation,
   6.00%, 8/15/29                                      900,000          915,415
   6.00%, 3/15/36                                      939,595          943,208
   5.50%, 12/15/20                                     637,537          633,135
   5.75%, 12/15/18                                     606,893          609,600
   6.00%, 5/15/32                                    1,000,000        1,011,977
   5.50%, 10/15/16                                     476,830          476,378
   5.60%, 10/17/13                                     600,000          598,736
Federal National Mortgage Association,
   6.625%, 11/15/30                                    350,000          398,560
   3.85%, 4/14/09                                    1,000,000          982,843
   5.50%, 12/25/20                                     614,467          609,264
   6.00%, 4/25/35                                      950,000          956,215
   5.50%, 10/25/20                                     550,000          549,879
   5.00%, 4/1/18                                       748,441          729,518
Government National Mortgage Association,
   5.00%, 5/16/29                                      642,753          637,371
U.S.  Treasury Bonds,
   7.50%, 11/15/16                                     483,000          579,336
U.S. Treasury Notes,
   5.00%, 8/15/11                                      900,000          915,047
   4.25%, 11/15/14                                     800,000          777,126
   4.50%, 2/15/16                                      300,000          294,352
   4.875%, 8/15/09                                   1,300,000        1,307,922
   4.75%, 5/15/14                                      552,000          553,812
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $17,245,732)                                                 17,179,908
                                                                   ------------

SHORT-TERM INVESTMENTS- 2.4%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $2,480,000)                                  2,480,000        2,480,000
                                                                   ------------

Total Investments
 (Cost $98,407,608) (b)                                   99.7%     102,968,720
Other Assets in Excess of Liabilities                      0.3          322,742
                                                  ------------     ------------
NET ASSETS                                               100.0%    $103,291,462
                                                  ============     ============


*    Non-income producing securities.

#    American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.3% of the net assets of the fund.

(b) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $98,407,608 amounted to $4,561,112 which consisted of aggregate gross unrealized appreciation of $7,541,064 and aggregate gross unrealized depreciation of $2,979,952.

The Alger Funds
Alger Capital Appreciation Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS- 98.2%                                 SHARES           VALUE
                                                  ------------     ------------
AEROSPACE & DEFENSE- 3.3%
Boeing Company                                          20,700     $  2,141,001
General Dynamics Corporation                           183,400       14,407,904
                                                                   ------------
                                                                     16,548,905
                                                                   ------------

AUTO EQUIPMENT & SERVICE- 2.5%
Cummins Inc.                                            91,500       10,861,050
The Goodyear Tire & Rubber Company*                     51,800        1,487,696
                                                                   ------------
                                                                     12,348,746
                                                                   ------------

BIOTECHNOLOGY- 1.7%
InterMune, Inc.*                                        55,900        1,193,465
Neurocrine Biosciences, Inc.*                          142,100        1,445,157
Onyx Pharmaceuticals, Inc.*                            169,700        4,719,357
Regeneron Pharmaceuticals, Inc.*                        84,400        1,256,716
                                                                   ------------
                                                                      8,614,695
                                                                   ------------
BUILDING MATERIALS & GARDEN SUPPLIES- .6%
American Standard Companies Inc.                        56,200        3,037,610
                                                                   ------------

BUSINESS SERVICES- .8%
Endeavor Acquisition Corp.*                            377,800        4,174,690
                                                                   ------------

CAPITAL MARKETS- 1.0%
Morgan Stanley                                          24,900        1,590,363
National Financial Partners Corporation                 71,900        3,333,284
                                                                   ------------
                                                                      4,923,647
                                                                   ------------

CASINOS & RESORTS- 1.1%
Bally Technologies Inc.*                               223,500        5,498,100
                                                                   ------------

COMMERCIAL BANKS- .5%
Bank of America Corporation                             53,300        2,527,486
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES- 1.8%
Monster Worldwide Inc.*                                100,600        3,912,334
Net 1 UEPS Technologies, Inc.*                         233,975        5,341,649
                                                                   ------------
                                                                      9,253,983
                                                                   ------------

COMMUNICATION EQUIPMENT- 3.1%
Cisco Systems, Inc.*                                   449,200       12,986,372
Sonus Networks, Inc.*                                  345,500        2,363,220
                                                                   ------------
                                                                     15,349,592
                                                                   ------------

COMMUNICATION TECHNOLOGY- .5%
Time Warner Telecom Inc. Cl. A*                        127,400        2,490,670
                                                                   ------------

COMPUTER SERVICES- .7%
Digital River, Inc.*                                    75,100        3,380,251
                                                                   ------------

COMPUTER TECHNOLOGY- .9%
Atheros Communications*                                 79,306        2,211,051
NAVTEQ*                                                 46,900        2,538,697
                                                                   ------------
                                                                      4,749,748
                                                                   ------------

COMPUTERS & PERIPHERALS- 8.4%
Apple Computer, Inc.*                                  134,200       17,682,192
Dell Inc.*                                             281,000        7,859,570
Hewlett-Packard Company                                 80,500        3,705,415
Memc Electronic Materials, Inc.*                        88,400        5,420,688
Network Appliance, Inc. *                               54,700        1,550,198
SanDisk Corporation*                                   104,300        5,593,609
                                                                   ------------
                                                                     41,811,672
                                                                   ------------

CONSTRUCTION & ENGINEERING- .6%
McDermott International, Inc.*                          34,300        2,844,842
                                                                   ------------

The Alger Funds
Alger Capital Appreciation Fund
Schedule of Investments (Unaudited)
July 31, 2007


DRUGS & PHARMACEUTICALS- 1.6%
United Therapeutics Corporation*                       114,000        7,907,040
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 4.4%
Diamond Offshore Drilling Inc.                          23,600        2,435,048
National-Oilwell Varco Inc.*                            17,730        2,129,550
Weatherford International Ltd.*                        312,300       17,279,559
                                                                   ------------
                                                                     21,844,157
                                                                   ------------

FINANCE- .8%
IntercontinentalExchange Inc. *                         24,700        3,732,911
                                                                   ------------

FINANCIAL INFORMATION SERVICES- 1.0%
GFI Group Inc.*                                         68,900        5,134,428
                                                                   ------------

FINANCIAL SERVICES- 5.2%
AllianceBernstein Holding LP                            51,500        4,321,880
CME Group, Inc. Holdings Inc.                           26,900       14,862,250
Dollar Financial Corporation*                           68,200        1,709,092
Lazard Ltd.                                             95,400        3,532,662
Nymex Holdings Inc.*                                    14,100        1,755,450
                                                                   ------------
                                                                     26,181,334
                                                                   ------------

FOOD & STAPLES RETAILING- 1.2%
CVS Caremark Corporation                               175,800        6,186,402
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 5.3%
Cytyc Corporation*                                      95,900        4,037,390
Hologic, Inc.*                                         267,700       13,866,860
Illumina, Inc.                                          74,600        3,399,522
Intuitive Surgical, Inc.*                               22,200        4,719,942
Thoratec Corporation*                                   15,400          298,914
                                                                   ------------
                                                                     26,322,628
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 1.2%
Cardinal Health, Inc.                                   91,300        6,001,149
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- 5.8%
Accor SA                                                58,800        5,010,647
Hilton Hotels Corporation                              237,100       10,482,191
MGM MIRAGE *                                            42,200        3,085,242
Penn National Gaming, Inc.*                             52,400        3,013,000
Starbucks Corporation                                  183,800        4,903,784
Starwood Hotels & Resorts WorldWide, Inc.               39,900        2,512,104
                                                                   ------------
                                                                     29,006,968
                                                                   ------------

HOUSEHOLD PRODUCTS- 1.0%
Procter & Gamble Company                                79,240        4,901,786
                                                                   ------------

INDUSTRIAL CONGLOMERATES- .7%
General Electric Company                                95,700        3,709,332
                                                                   ------------

INSURANCE- 1.0%
American International Group, Inc.                      81,200        5,211,416
                                                                   ------------

INTERNET & CATALOG RETAIL- 1.0%
eBay Inc.*                                             151,500        4,908,600
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 4.3%
DealerTrack Holdings Inc.*                             142,100        5,124,126
Google Inc. Cl. A*                                      15,300        7,803,000
SINA Corp.*                                            157,700        6,784,254
Yahoo! Inc. *                                           68,000        1,581,000
                                                                   ------------
                                                                     21,292,380
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS- .2%
Smith & Wesson Holding Corporation*                     64,700        1,216,360
                                                                   ------------

MACHINERY- 2.3%
Oshkosh Truck Corporation*                             203,400       11,644,650
                                                                   ------------

The Alger Funds
Alger Capital Appreciation Fund
Schedule of Investments (Unaudited)
July 31, 2007


MEDIA- 2.8%
Dolby Laboratories Inc. Cl. A*                         160,400        5,334,904
DreamWorks Animation SKG, Inc. Cl. A*                  134,500        4,169,500
Focus Media Holding Limited ADR*#                       83,100        3,432,861
NeuStar, Inc. Cl. A*                                    42,500        1,225,700
                                                                   ------------
                                                                     14,162,965
                                                                   ------------

MEDICAL PRODUCTS- .3%
Northstar Neuroscience, Inc.*                          129,100        1,323,275
                                                                   ------------

METALS- .9%
HudBay Minerals, Inc.*                                  50,300        1,231,344
Thompson Creek Metals Co.,Inc*                          50,695          986,018
Uranium One, Inc.*                                     196,250        2,274,537
                                                                   ------------
                                                                      4,491,899
                                                                   ------------

METALS & MINING- 2.6%
Cameco Corporation                                      43,310        1,766,182
Freeport-McMoRan Copper & Gold, Inc. Cl. B              48,200        4,529,836
Paladin Resources Limited*                             648,900        4,049,136
Peabody Energy Corporation                              59,000        2,493,340
                                                                   ------------
                                                                     12,838,494
                                                                   ------------

OIL & GAS- .5%
Range Resources Corporation                              9,800          363,972
Warren Resources Inc.*                                 176,400        1,919,232
                                                                   ------------
                                                                      2,283,204
                                                                   ------------
OIL AND GAS EXPLORATION SERVICES- 1.5%
Petrobank Energy and Resources Ltd.*                   268,375        7,503,765
                                                                   ------------

PHARMACEUTICAL PREPARATIONS- .6%
Adams Respiratory Therapeutics, Inc.*                   74,875        2,771,124
                                                                   ------------

PHARMACEUTICALS-1.2%
Abbott Laboratories                                    115,400        5,849,626
                                                                   ------------


SEMICONDUCTOR CAPITAL EQUIPMENT- .1%
FormFactor Inc.*                                        13,500          518,265
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 11.6%
Intel Corporation                                      293,400        6,930,108
Lam Research Corporation*                              104,700        6,055,848
Maxim Integrated Products, Inc.                         74,400        2,358,480
ON Semiconductor Corporation*                        1,923,500       22,735,770
Tessera Technologies Inc.*                             241,235        9,921,996
Texas Instruments Incorporated                         138,800        4,884,372
Trident Microsystems, Inc.*                            121,200        1,843,452
Varian Semiconductor Equipment Associates, Inc.*        69,700        3,275,900
                                                                   ------------
                                                                     58,005,926
                                                                   ------------

SOFTWARE- 2.8%
Adobe Systems Incorporated                              93,600        3,771,144
Microsoft Corporation                                  100,350        2,909,147
Solera Holdings Inc.*                                  129,300        2,417,910
TomTom NV*                                              74,500        4,814,398
                                                                   ------------
                                                                     13,912,599
                                                                   ------------

SPECIALTY RETAIL- 1.2%
Urban Outfitters, Inc.*                                297,400        5,965,844
                                                                   ------------

TEXTILES & APPAREL- 1.2%
Iconix Brand Group, Inc.*                              301,300        5,959,714
                                                                   ------------

TOBACCO- 3.2%
Altria Group, Inc.                                     243,100       16,158,857
                                                                   ------------

The Alger Funds
Alger Capital Appreciation Fund
Schedule of Investments (Unaudited)
July 31, 2007


WIRELESS TELECOMMUNICATION SERVICES- 3.2%
America Movil S.A. de C.V. Series L ADR#                80,900        4,844,292
American Tower Corporation Cl. A*                       88,397        3,682,619
NII Holdings Inc. Cl. B*                                88,830        7,463,497
                                                                   ------------
                                                                     15,990,408
                                                                   ------------

TOTAL COMMON STOCKS
  (Cost $475,769,631)                                               490,492,143
                                                                   ------------

PURCHASED OPTIONS -.5%                              CONTRACTS
PUT OPTIONS
Bear Stearns/August/125+                                   514                0
Nasdaq/August/1950+                                        274                0
Russell 2000/September/790+                                272                0
Russell 2000/September/810+                                159          739,350
Russell 2000/August/810+                                   386        1,486,100
Chicago Mercantile Exchange Holdings
  Inc./September/530+                                      131          193,880
                                                                   ------------

TOTAL PURCHASED PUT OPTIONS
  (Cost $3,930,859)                                                   2,419,330
                                                                   ------------

                                                   PRINCIPAL
                                                     AMOUNT
CONVERTIBLE CORPORATE BOND- .5%
TEXTILES & APPAREL
Iconix Brand Group, Inc.*, 1.875%, 6/30/12 (a)
  (Cost $2,375,000)                               $  2,375,000        2,309,688
                                                                   ------------


SHORT-TERM INVESTMENTS- 4.3%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $21,605,000)                                21,605,000       21,605,000
                                                                   ------------

Total Investments
  (Cost $503,680,490) (b)                                103.5%     516,826,161
Liabilities in Excess of Other Assets                     (3.5)     (17,635,282)
                                                  ------------     ------------
NET ASSETS                                               100.0%    $499,190,879
                                                  ============     ============


*    Non-income producing securities.

+ All or portion of the securities are pledged as collateral for options written.

#    American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent .5% of the net assets of the fund.

(b) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $503,680,490 amounted to $13,145,671 which consisted of aggregate gross unrealized appreciation of $34,046,524 and aggregate gross unrealized depreciation of $20,900,853.

                                                                   SHARES SUBJECT
                                                          CONTRACTS    TO CALL/PUT      VALUE
CALL OPTIONS WRITTEN
Chicago Mercantile Exchange Holdings Inc./September/610       36          3,600       $   21,240
Chicago Mercantile Exchange Holdings Inc./September/590       95          9,500           96,900
                                                                                      ----------

Total
  (Premiums Received $159,365)                                                           118,140
                                                                                      ----------

PUT OPTIONS WRITTEN
Nasdaq/August/1850                                           274         27,400                0
Russell 2000/September/750                                   272         27,200                0
Russell 2000/September/770                                   159         15,900          338,670
Russell 2000/August/770                                      386         38,600          631,110
Chicago Mercantile Exchange Holdings Inc./September/490      131         13,100           77,290
                                                                                      ----------

Total
  (Premiums Received $1,537,233)                                                       1,047,070
                                                                                      ----------

TOTAL OPTIONS WRITTEN
  (Premiums Received $1,696,598)                                                      $1,165,210
                                                                                      ----------

The Alger Funds
Alger Core Fixed-Income Fund
Schedule of Investments (Unaudited)
July 31, 2007


                                                   PRINCIPAL
CORPORATE BONDS- 30.4%                               AMOUNT           VALUE

AEROSPACE & DEFENSE- 1.0%
L-3 Communications Holdings, 3.00%, 8/1/35          $   50,000     $     56,125
                                                                   ------------

AUTOMOTIVE- 1.7%
Capital Auto Receivables Asset Trust,
  5.32%, 3/20/10 (a)                                   100,000          100,079
                                                                   ------------

BUILDING & CONSTRUCTION- .5%
Martin Marietta Materials Inc. 6.25%, 5/1/37            30,000           28,617
                                                                   ------------

CAPITAL MARKETS- .5%
Morgan Stanley, 5.55%, 4/27/17                          30,000           28,291
                                                                   ------------

COMMERCIAL BANKS- 3.7%
Banc of America Commercial Mortgage Inc.,
  5.634%, 7/10/46                                       75,000           73,550
Bank of America Corp., 4.875%, 9/15/12                  75,000           72,693
Wachovia Bank Commercial Mortgage Trust,
  5.342%, 12/15/43                                      75,000           71,626
                                                                   ------------
                                                                        217,869
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES- .6%
Qwest Corporation, 6.50%, 6/1/17 (a)                    40,000           37,000
                                                                   ------------

ELECTRIC UTILITIES- 3.2%
Appalachian Power Co., 5.55%, 4/1/11                    65,000           64,895
General Electric Capital Corp., 5.50%, 11/15/11         50,000           49,855
WPS Resources Co., 6.11%, 12/1/66                       75,000           71,217
                                                                   ------------
                                                                        185,967
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 1.3%
Cameron International Corp., 2.50%, 6/15/26             60,000           78,000
                                                                   ------------
FINANCE- 2.0%
Merrill Lynch Mortgage Trust,  5.843%, 5/12/39          75,000           74,242
Toll Brothers Finance Corp., 5.15%, 5/15/15             50,000           43,723
                                                                   ------------
                                                                        117,965
                                                                   ------------

FINANCIAL SERVICES- 5.9%
American Tower Trust, 5.9568%, 4/15/37 (a)              50,000           49,340
Countrywide Financial Corp., 5.80%, 6/7/12              50,000           48,121
JP Morgan Chase Commercial Mortgage SEC CO,
  6.066%, 4/15/45                                      100,000          100,279
Lazard Group, 6.85%, 6/15/17 (a)                        30,000           30,115
Morgan Stanley Capital I,  5.514%, 11/12/49            100,000           96,851
Residential Capital LLC, 6.50%, 6/1/12                  25,000           22,701
                                                                   ------------
                                                                        347,407
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES- .7%
UnitedHealth Group, 6.00%, 6/15/17 (a)                  40,000           40,160
                                                                   ------------

INSURANCE- 2.4%
Liberty Mutual Group, 7.80%, 3/15/37                    50,000           43,586
Radian Group Inc., 7.75%, 6/1/11                        50,000           53,988
XL Capital Ltd., 6.50%, 12/31/49                        50,000           44,697
                                                                   ------------
                                                                        142,271
                                                                   ------------

MANUFACTURING- 1.5%
Cooper US Inc., 6.10%, 7/1/17                           30,000           30,498
Reliance Steel & Aluminum, 6.85%, 11/15/36              60,000           57,689
                                                                   ------------
                                                                         88,187
                                                                   ------------

OIL & GAS- .9%
XTO Energy, Inc., 5.90%, 8/1/12                         50,000           50,632
                                                                   ------------

The Alger Funds
Alger Core Fixed-Income Fund
Schedule of Investments (Unaudited)
July 31, 2007


OIL AND GAS EXTRACTION- .7%
Enterprise Products Partners, 8.375%, 8/1/66            40,000           40,874
                                                                   ------------

SOFTWARE- 1.5%
Computer Associates International Inc.,
  6.50%, 4/15/08                                        90,000           90,956
                                                                   ------------

SPECIALTY RETAIL- 1.0%
AutoZone, Inc., 6.95%, 6/15/16                          60,000           62,633
                                                                   ------------

UTILITIES- 1.3%
Southern Co., 5.30%, 1/15/12                            75,000           74,392
                                                                   ------------

TOTAL CORPORATE BONDS
  (Cost $1,808,801)                                                   1,787,425
                                                                   ------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS- 45.0%
Federal Home Loan Bank,
    5.10%, 3/6/08                                      100,000           99,909
    5.375%, 6/8/12                                      75,000           75,934
    5.50%, 8/13/14                                     200,000          203,297
Federal Home Loan Mortgage Corporation,
    5.50%, 10/15/16                                     52,981           52,931
    5.50%, 12/15/20                                     73,562           73,054
    6.00%, 3/15/36                                      46,980           47,160
Federal National Mortgage Corporation,
    5.00%, 6/11/09                                     200,000          200,289
    4.50%, 2/15/11                                      50,000           49,243
    5.125%, 4/15/11                                    200,000          200,660
    5.50%, 10/25/20                                    100,000           99,978
    5.50%, 12/25/20                                     73,151           72,531
Government National Mortgage Association,
   5.00%, 5/16/29                                      128,551          127,474
U.S. Treasury Notes,
   4.375%, 1/31/08                                      75,000           74,807
   4.75%, 11/15/08                                      80,000           80,038
   4.625%, 7/31/09                                     300,000          300,445
   4.50%, 2/28/11                                       50,000           49,906
   4.75%, 3/31/11                                      300,000          301,969
   4.625%, 8/31/11                                      80,000           80,119
   4.875%, 2/15/12                                      50,000           50,645
   4.625%, 7/31/12                                     300,000          300,399
   4.25%, 11/15/13                                     100,000           97,820
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $2,639,248)                                                   2,638,608
                                                                   ------------

SHORT-TERM INVESTMENTS- 24.0%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $1,410,000)                                  1,410,000        1,410,000
                                                                   ------------


Total Investments
  (Cost $5,858,049) (b)                                   99.4%       5,836,033
Other Assets in Excess of Liabilities                      0.6           36,907
                                                  ------------     ------------
NET ASSETS                                               100.0%    $  5,872,940
                                                  ============     ============


(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 4.4% of the net assets of the fund.

(b) At July 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,858,049 amounted to $22,016 which consisted of aggregate gross unrealized appreciation of $25,300 and aggregate gross unrealized depreciation of $47,316.

The Alger Funds
Alger Health Sciences Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS- 90.9%                                 SHARES           VALUE
                                                  ------------     ------------
BIOTECHNOLOGY -19.8%
Arena Pharmaceuticals, Inc.*                           175,250     $  2,003,107
Celgene Corporation*                                   112,150        6,791,804
CV Therapeutics, Inc.*                                  99,850          989,513
Dendreon Corporation*                                   77,750          591,677
Genentech, Inc.*                                        86,900        6,463,622
Gen-Probe Incorporated*                                 32,900        2,073,029
Gilead Sciences, Inc. *                                 87,350        3,252,040
InterMune, Inc.*                                       115,200        2,459,520
Keryx Biopharmaceuticals, Inc. *                        60,100          516,860
Momenta Pharmaceutical Inc.*                           105,050        1,021,086
Neurocrine Biosciences, Inc.*                          316,350        3,217,280
Onyx Pharmaceuticals, Inc.*                            235,550        6,550,646
Progenics Pharmaceuticals, Inc.*                       140,650        2,997,252
Regeneron Pharmaceuticals, Inc.*                       117,550        1,750,320
Vertex Pharmaceuticals Incorporated*                    66,500        2,147,950
                                                                   ------------
                                                                     42,825,706
                                                                   ------------

CHEMICALS- 1.5%
Bayer AG                                                45,550        3,223,573
                                                                   ------------

DRUGS & PHARMACEUTICALS- 3.9%
United Therapeutics Corporation*                       122,250        8,479,260
                                                                   ------------

FOOD & STAPLES RETAILING- 1.0%
CVS Caremark Corporation                                60,000        2,111,400
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 16.0%
Baxter International Inc.                               40,800        2,146,080
Cooper Companies, Inc. (The)                            41,000        2,055,330
Dade Behring Holdings Inc.                              29,000        2,170,650
Hologic, Inc.*                                          97,520        5,051,536
Illumina, Inc.                                          73,990        3,371,724
Intuitive Surgical, Inc.*                               29,450        6,261,365
Kyphon Inc.*                                            46,600        3,057,892
Medtronic, Inc.                                         59,250        3,002,198
ResMed Inc.                                             15,000          644,700
St. Jude Medical, Inc.*                                 81,150        3,500,811
Thoratec Corporation*                                   57,500        1,116,075
Zimmer Holdings, Inc.*                                  27,100        2,107,296
                                                                   ------------
                                                                     34,485,657
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 13.7%
Aetna Inc.                                              86,750        4,170,072
Cardinal Health, Inc.                                   40,050        2,632,486
Health Net Inc.*                                        36,850        1,825,549
HealthExtras, Inc.*                                     55,250        1,482,358
Manor Care, Inc.                                        43,500        2,755,725
McKesson Corporation                                    68,900        3,979,664
Parexel International Corporation*                      52,250        2,112,468
Psychiatric Solutions, Inc.*                            59,450        2,026,651
Quest Diagnostics Incorporated                          78,000        4,326,660
Sierra Health Services, Inc.*                           63,250        2,570,480
UnitedHealth Group Incorporated                         36,995        1,791,668
                                                                   ------------
                                                                     29,673,781
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 1.2%
Allscripts Healthcare Solutions, Inc.*                 113,750        2,587,812
                                                                   ------------

MANUFACTURING- 1.1%
Millipore Corporation *                                 29,350        2,307,204
                                                                   ------------

MEDICAL DEVICES- .7%
Dexcom Inc.*                                           183,300        1,471,899
                                                                   ------------

MEDICAL PRODUCTS- 5.9%
Cadence Pharmaceuticals Inc.*                          221,800        2,728,140
Indevus Pharmaceuticals, Inc.*                         236,900        1,679,621
Inverness Medical Innovations, Inc.*                    15,000          726,150
Northstar Neuroscience, Inc.*                          224,500        2,301,125
Omrix Biopharmaceuticals, Inc. *                        89,974        2,580,454
Orexigen Therapeutics Inc.*                            132,100        1,959,043
Poniard Pharmaceuticals, Inc.*                         153,000          887,400
                                                                   ------------
                                                                     12,861,933
                                                                   ------------

The Alger Funds
Alger Health Sciences Fund
Schedule of Investments (Unaudited)
July 31, 2007


MEDICAL TECHNOLOGY- 2.3%
Acorda Therapeutics Inc.*                               91,500        1,535,370
Hansen Medical, Inc.*                                   92,000        1,866,680
Sonus Pharmaceuticals, Inc.*                           303,850        1,516,212
                                                                   ------------
                                                                      4,918,262
                                                                   ------------

PHARMACEUTICAL PREPARATIONS- .8%
Adams Respiratory Therapeutics, Inc.*                   48,850        1,807,938
                                                                   ------------

PHARMACEUTICALS- 22.2%
Abbott Laboratories                                    152,750        7,742,897
Allergan, Inc.                                          41,300        2,400,769
Auxilium Pharmaceuticals Inc.*                          39,150          683,950
Barr Pharmaceuticals, Inc.*                             51,900        2,658,318
Bristol-Myers Squibb, Company                          212,150        6,027,181
CollaGenex Pharmaceuticals, Inc.*                      104,250        1,215,555
Eli Lilly and Company                                   40,550        2,193,350
Hospira Inc.*                                           55,750        2,155,853
Johnson & Johnson                                       90,000        5,445,000
Medicines Company*                                     130,500        2,076,255
Merck & Co. Inc.                                       136,250        6,764,813
Repros Therapeutics Inc.*                               88,541        1,164,314
Schering-Plough Corporation                            108,750        3,103,725
Teva Pharmaceutical Industries Ltd.ADR#                 80,000        3,361,600
Trubion Pharmaceuticals, Inc.*                          62,800        1,065,716
                                                                   ------------
                                                                     48,059,296
                                                                   ------------

SOFTWARE- .8%
Cerner Corporation*                                     34,150        1,805,510
                                                                   ------------

TOTAL COMMON STOCKS
  (Cost $189,818,747)                                               196,619,231
                                                                   ------------


                                                   PRINCIPAL
CONVERTIBLE CORPORATE BOND- .2%                      AMOUNT

BIOTECHNOLOGY- .2%
Dendreon Corporation, 4.75%, 6/15/14
  (Cost $500,000)                                 $    500,000          473,750
                                                                   ------------

SHORT-TERM INVESTMENTS- 9.6%
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $20,793,000)                                20,793,000       20,793,000
                                                                   ------------

Total Investments
  (Cost $211,111,747) (a)                                100.7%     217,885,981
Liabilities in Excess of Other  Assets                    (0.7)      (1,647,759)
                                                  ------------     ------------
NET ASSETS                                               100.0%    $216,238,222
                                                  ============     ============

*    Non-income producing securities.

#    American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $211,111,747 amounted to $6,774,234 which consisted of aggregate gross unrealized appreciation of $14,187,976 and aggregate gross unrealized depreciation of $7,413,742.

The Alger Funds
Alger LargeCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS- 96.3%                                 SHARES           VALUE

AEROSPACE & DEFENSE- 3.3%
Boeing Company                                          53,950     $  5,580,048
General Dynamics Corporation                           104,600        8,217,376
                                                                   ------------
                                                                     13,797,424
                                                                   ------------

BEVERAGES- 1.9%
PepsiCo, Inc.                                          120,100        7,880,962
                                                                   ------------

BIOTECHNOLOGY- .9%
Genentech, Inc.*                                        49,000        3,644,620
                                                                   ------------

CABLE- 1.0%
Time Warner Cable, Inc.*                               109,200        4,173,624
                                                                   ------------

CAPITAL MARKETS- .9%
Bear Stearns Companies Inc.                             31,600        3,830,552
                                                                   ------------

COMMUNICATION EQUIPMENT- 5.1%
Cisco Systems, Inc.*                                   429,485       12,416,411
QUALCOMM Inc.                                          137,550        5,728,958
Research In Motion Limited*                             15,070        3,224,980
                                                                   ------------
                                                                     21,370,349
                                                                   ------------
COMPUTER SERVICES- .6%
Akamai Technologies, Inc.*                              73,800        2,506,248
                                                                   ------------

COMPUTERS & PERIPHERALS- 6.8%
Apple Computer, Inc.*                                   60,585        7,982,680
Dell Inc.*                                             246,000        6,880,620
Hewlett-Packard Company                                 80,800        3,719,224
Memc Electronic Materials, Inc.*                        92,585        5,677,312
SanDisk Corporation*                                    75,000        4,022,250
                                                                   ------------
                                                                     28,282,086
                                                                   ------------

CONGLOMERATE- 1.7%
ITT Corporation                                        115,000        7,231,200
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES- 1.2%
Citigroup Inc.                                         110,800        5,159,956
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS- 1.0%
Emerson Electric Co.                                    87,850        4,135,099
                                                                   ------------

ELECTRONICS- 2.3%
Nintendo Co., Ltd. ADR#                                158,800        9,702,855
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 4.8%
Cameron International Corp.*                            54,900        4,282,200
National-Oilwell Varco Inc.*                            42,235        5,072,846
Schlumberger Limited                                    63,055        5,972,570
Transocean Inc.*                                        43,200        4,641,840
                                                                   ------------
                                                                     19,969,456
                                                                   ------------

FINANCE- .8%
IntercontinentalExchange Inc. *                         21,750        3,287,077
                                                                   ------------

FINANCIAL SERVICES- 4.0%
CME Group, Inc. Holdings Inc.                           10,815        5,975,287
Hong Kong Exchanges & Clearing Limited                 163,600        2,669,602
Nymex Holdings Inc.*                                    33,300        4,145,850
UBS AG                                                  70,000        3,854,900
                                                                   ------------
                                                                     16,645,639
                                                                   ------------

FOOD & STAPLES RETAILING- 4.2%
Walgreen Co.                                           163,500        7,223,430
Wal-Mart Stores, Inc.                                  133,800        6,148,110
Whole Foods Market, Inc.                               109,600        4,059,584
                                                                   ------------
                                                                     17,431,124
                                                                   ------------

The Alger Funds
Alger LargeCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


FREIGHT & LOGISTICS- 1.3%
FedEx Corp.                                             49,100        5,437,334
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 3.1%
Hologic, Inc.*                                          76,700        3,973,060
Intuitive Surgical, Inc.*                               21,500        4,571,115
Zimmer Holdings, Inc.*                                  54,700        4,253,472
                                                                   ------------
                                                                     12,797,647
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 2.7%
Health Net Inc.*                                       136,370        6,755,770
UnitedHealth Group Incorporated                         96,300        4,663,809
                                                                   ------------
                                                                     11,419,579
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- 4.7%
Accor SA                                                35,000        2,982,528
Las Vegas Sands Corp.*                                  52,700        4,598,075
MGM MIRAGE *                                            30,400        2,222,544
Starbucks Corporation                                  292,300        7,798,564
Starwood Hotels & Resorts WorldWide, Inc.               33,700        2,121,752
                                                                   ------------
                                                                     19,723,463
                                                                   ------------

HOUSEHOLD PRODUCTS- 2.2%
Procter & Gamble Company                               149,415        9,242,812
                                                                   ------------

INDUSTRIAL CONGLOMERATES- 3.4%
3M Co.                                                  54,700        4,863,924
General Electric Company                               237,700        9,213,252
                                                                   ------------
                                                                     14,077,176
                                                                   ------------

INFORMATION TECHNOLOGY SERVICES- 1.0%
Cognizant Technology Solutions Corporation Cl. A*       49,900        4,040,902
                                                                   ------------

INSURANCE- 1.6%
American International Group, Inc.                     102,300        6,565,614
                                                                   ------------

INTERNET & CATALOG RETAIL- 2.3%
eBay Inc.*                                             233,275        7,558,110
IAC/InterActiveCorp.*                                   68,300        1,962,942
                                                                   ------------
                                                                      9,521,052
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 3.2%
Google Inc. Cl. A*                                      15,725        8,019,750
Yahoo! Inc. *                                          228,800        5,319,600
                                                                   ------------
                                                                     13,339,350
                                                                   ------------

MACHINERY- .6%
Joy Global Inc.                                         48,125        2,381,706
                                                                   ------------

MEDIA- 3.8%
Comcast Corporation Special  Cl.  A*                   267,300        6,995,241
Focus Media Holding Limited ADR*#                       56,600        2,338,146
News Corporation Cl. A                                 167,000        3,527,040
XM Satellite Radio Holdings Inc. Cl. A*                276,440        3,165,238
                                                                   ------------
                                                                     16,025,665
                                                                   ------------

METALS & MINING- 2.5%
Freeport-McMoRan Copper & Gold, Inc. Cl. B              68,465        6,434,341
Peabody Energy Corporation                              94,000        3,972,440
                                                                   ------------
                                                                     10,406,781
                                                                   ------------

MULTILINE RETAIL- .9%
Penny, (JC) Co. Inc.                                    53,000        3,606,120
                                                                   ------------

OIL & GAS- .7%
EOG Resources, Inc.                                     43,500        3,049,350
                                                                   ------------

The Alger Funds
Alger LargeCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


PHARMACEUTICALS- 4.2%
Abbott Laboratories                                    115,400        5,849,626
Johnson & Johnson                                      105,300        6,370,650
Merck & Co. Inc.                                       112,000        5,560,800
                                                                   ------------
                                                                     17,781,076
                                                                   ------------

REAL ESTATE- .8%
Jones Lang LaSalle Incorporated                         29,955        3,288,460
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 5.2%
Intel Corporation                                      343,500        8,113,470
Lam Research Corporation*                               37,000        2,140,080
Maxim Integrated Products, Inc.                        146,400        4,640,880
Micron Technology, Inc.*                               208,300        2,472,521
NVIDIA Corporation*                                    101,900        4,662,944
                                                                   ------------
                                                                     22,029,895
                                                                   ------------

SOFTWARE- 5.9%
Adobe Systems Incorporated                              95,200        3,835,608
Microsoft Corporation                                  437,230       12,675,298
Symantec Corporation*                                  174,805        3,356,256
TomTom NV*                                              76,400        4,937,182
                                                                   ------------
                                                                     24,804,344
                                                                   ------------

SPECIALTY RETAIL- 1.9%
Home Depot, Inc.                                        97,100        3,609,207
Urban Outfitters, Inc.*                                213,600        4,284,816
                                                                   ------------
                                                                      7,894,023
                                                                   ------------

TOBACCO- 1.8%
Altria Group, Inc.                                     111,335        7,400,437
                                                                   ------------

UTILITIES- .9%
Veolia Environnement                                    53,395        3,968,850
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES- 1.1%
NII Holdings Inc. Cl. B*                                56,755        4,768,555
                                                                   ------------

COMMON STOCKS
  (Cost $369,239,256)                                               402,618,462
                                                                   ------------

PURCHASED OPTIONS- .1%                              CONTRACTS
PUT OPTIONS
Apple Computer, Inc.*/August/120+                           80            8,800
QUALCOMM Inc./October/42.5+                                973          282,170
                                                                   ------------
TOTAL PURCHASED PUT OPTIONS
  (Cost $355,040)                                                       290,970
                                                                   ------------


                                                   PRINCIPAL
SHORT-TERM INVESTMENTS- 3.9%                         AMOUNT
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $16,480,000)                              $ 16,480,000       16,480,000
                                                                   ------------

Total Investments
  (Cost $386,074,296) (a)                                100.3%     419,389,432
Liabilities in Excess of Other Assets                     (0.3)      (1,216,941)
                                                  ------------     ------------
NET ASSETS                                               100.0%    $418,172,491
                                                  ============     ============


*    Non-income producing securities.

+ All or portion of the securities are pledged as collateral for options written.

#    American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $386,074,296 amounted to $33,315,136 which consisted of aggregate gross unrealized appreciation of $46,133,407 and aggregate gross unrealized depreciation of $12,818,271.

The Alger Funds
Alger LargeCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007



                                                                   SHARES SUBJECT
                                                          CONTRACTS    TO CALL/PUT      VALUE
CALL OPTIONS WRITTEN
Apple Computer, Inc./August/140                               80          8,000       $   21,440
QUALCOMM Inc./October/50                                     973         97,300           43,785
                                                                                      ----------
TOTAL
  (Premiums Received $180,923)                                                            65,225
                                                                                      ----------

PUT OPTIONS WRITTEN
Apple Computer, Inc./August/110                               80          8,000            3,600
QUALCOMM Inc./October/37.5                                   973         97,300           77,840
                                                                                      ----------

TOTAL
  (Premiums Received $149,417)                                                            81,440
                                                                                      ----------

TOTAL OPTIONS WRITTEN
  (Premiums Received $330,340)                                                          $146,665
                                                                                      ----------

The Alger Funds
Alger MidCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS- 96.5%                                 SHARES           VALUE

AEROSPACE & DEFENSE- 1.6%
BE Aerospace, Inc.*                                    247,350     $ 10,032,516
                                                                   ------------

AGRICULTURE- .6%
Mosaic Co. *                                           103,900        3,902,484
                                                                   ------------

AUTO EQUIPMENT  & SERVICE- .8%
Tenneco Inc.*                                          139,500        4,924,350
                                                                   ------------

BIOTECHNOLOGY- 3.1%
Affymetrix Inc.*                                       357,100        8,706,098
InterMune, Inc.*                                        93,500        1,996,225
Neurocrine Biosciences, Inc.*                          233,800        2,377,746
Onyx Pharmaceuticals, Inc.*                            173,300        4,819,473
Regeneron Pharmaceuticals, Inc.*                       137,500        2,047,375
                                                                   ------------
                                                                     19,946,917
                                                                   ------------

CAPITAL MARKETS- 2.2%
Affiliated Managers Group, Inc.*                        63,602        7,187,026
National Financial Partners Corporation                143,700        6,661,932
                                                                   ------------
                                                                     13,848,958
                                                                   ------------

CASINOS & RESORTS- 1.0%
Bally Technologies Inc.*                               247,000        6,076,200
                                                                   ------------

CHEMICALS- .4%
Nalco Holding Co.*                                     106,000        2,442,240
                                                                   ------------

COMMERCIAL BANKS- .8%
Boston Private Financial Holdings, Inc.                210,000        5,352,900
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES- 3.1%
Allied Waste Industries Inc.                           491,600        6,326,892
Apollo Group, Inc. Cl. A*                               77,000        4,551,470
Net 1 UEPS Technologies, Inc.*                         385,240        8,795,029
                                                                   ------------
                                                                     19,673,391
                                                                   ------------

COMMUNICATION EQUIPMENT- 1.8%
Research In Motion Limited*                             54,700       11,705,800
                                                                   ------------

COMPUTER SOFTWARE
Data Domain, Inc.*                                       7,300          181,113
                                                                   ------------

COMPUTER TECHNOLOGY- 2.1%
Atheros Communications*                                201,665        5,622,420
NAVTEQ*                                                146,135        7,910,287
                                                                   ------------
                                                                     13,532,707
                                                                   ------------

COMPUTERS & PERIPHERALS- 4.7%
Apple Computer, Inc.*                                   93,600       12,332,736
Memc Electronic Materials, Inc.*                       155,325        9,524,529
SanDisk Corporation*                                   151,400        8,119,582
                                                                   ------------
                                                                     29,976,847
                                                                   ------------

CONGLOMERATE- 1.6%
ITT Corporation                                        162,200       10,199,136
                                                                   ------------

CONSTRUCTION & ENGINEERING- 1.5%
Chicago Bridge & Iron Company N.V.                     166,900        6,776,140
McDermott International, Inc.*                          32,975        2,734,946
                                                                   ------------
                                                                      9,511,086
                                                                   ------------

DRUGS & PHARMACEUTICALS- 1.4%
United Therapeutics Corporation*                       131,750        9,138,180
                                                                   ------------

ELECTRONICS- 2.8%
Nintendo Co., Ltd. ADR#                                291,640       17,819,525
                                                                   ------------

The Alger Funds
Alger MidCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


ELECTRONICS SEMI-CONDUCTORS
Spreadtrum Communications, Inc.*                         5,800           82,360
                                                                   ------------

ENERGY
LDK Solar Company Ltd.*                                  2,600          116,480
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 5.0%
Cameron International Corp.*                            42,975        3,352,050
National-Oilwell Varco Inc.*                           155,000       18,617,050
Transocean Inc.*                                        87,900        9,444,855
                                                                   ------------
                                                                     31,413,955
                                                                   ------------

ENGINEERING
Aecom Technology Corp.*                                 10,200          264,690
                                                                   ------------

FINANCE- 1.2%
IntercontinentalExchange Inc. *                         50,000        7,556,500
                                                                   ------------

FINANCIAL INFORMATION SERVICES- 1.8%
GFI Group Inc.*                                        153,700       11,453,724
                                                                   ------------

FINANCIAL SERVICES- 4.7%
AllianceBernstein Holding LP                            49,000        4,112,080
CME Group, Inc. Holdings Inc.                           11,400        6,298,500
Hong Kong Exchanges & Clearing Limited                 412,975        6,738,868
Lazard Ltd.                                            174,600        6,465,438
Nymex Holdings Inc.*                                    48,400        6,025,800
                                                                   ------------
                                                                     29,640,686
                                                                   ------------
FOOD & STAPLES RETAILING- .5%
Whole Foods Market, Inc.                                86,600        3,207,664
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 2.8%
Hologic, Inc.*                                          83,800        4,340,840
Intuitive Surgical, Inc.*                               42,100        8,950,881
Zimmer Holdings, Inc.*                                  53,300        4,144,608
                                                                   ------------
                                                                     17,436,329
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 3.2%
Health Net Inc.*                                       165,450        8,196,393
McKesson Corporation                                    99,500        5,747,120
Psychiatric Solutions, Inc.*                           175,910        5,996,772
                                                                   ------------
                                                                     19,940,285
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- 8.1%
Accor SA                                               128,750       10,971,443
Cheesecake Factory Incorporated (The)*                  73,400        1,807,108
MGM MIRAGE *                                            37,300        2,727,003
Orient-Express Hotels Ltd. Cl. A.                      323,400       15,021,930
Penn National Gaming, Inc.*                             86,300        4,962,250
Scientific Games Corporation*                          270,890        9,294,236
Starbucks Corporation                                  231,700        6,181,756
                                                                   ------------
                                                                     50,965,726
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 4.7%
Allscripts Healthcare Solutions, Inc.*                 495,285       11,267,734
comScore Inc.*                                           2,600           61,048
DealerTrack Holdings Inc.*                             147,150        5,306,229
Expedia, Inc.*                                         118,000        3,139,980
On2 Technologies, Inc.*                                793,700        1,396,912
SINA Corp.*                                            201,400        8,664,228
                                                                   ------------
                                                                     29,836,131
                                                                   ------------

LEISURE & ENTERTAINMENT- .4%
Vail Resorts Inc.                                       51,700        2,768,535
                                                                   ------------

MACHINERY- 1.9%
Bucyrus International, Inc. Cl. A                       67,000        4,258,520
Oshkosh Truck Corporation*                             138,000        7,900,500
                                                                   ------------
                                                                     12,159,020
                                                                   ------------

The Alger Funds
Alger MidCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


MEDICAL PRODUCTS- .6%
Metabolix, Inc.*                                       178,300        3,920,817
                                                                   ------------

METALS- 2.8%
Thompson Creek Metals Co.,Inc*                         334,000        6,496,300
Titanium Metals Corporation*                           192,800        6,443,376
Uranium One, Inc.*                                     400,000        4,636,000
                                                                   ------------
                                                                     17,575,676
                                                                   ------------

METALS & MINING- 2.2%
Paladin Resources Limited*                             424,560        2,649,254
Peabody Energy Corporation                             182,700        7,720,902
Teck Cominco Limited                                    74,400        3,303,360
                                                                   ------------
                                                                     13,673,516
                                                                   ------------
OIL & GAS- .6%
Valero Energy Corporation                               60,800        4,074,208
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES- .7%
Petrobank Energy and Resources Ltd.*                   166,600        4,658,136
                                                                   ------------

PHOTOGRAPHY- 1.0%
Shutterfly, Inc.*                                      245,700        6,326,775
                                                                   ------------

REAL ESTATE- 1.0%
Jones Lang LaSalle Incorporated                         56,970        6,254,167
                                                                   ------------

RETAIL- 1.8%
Sothebys Holdings Inc., Cl. A                          266,000       11,371,500
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT- .3%
SiRF Technology Holdings, Inc.*                         68,600        1,607,984
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 7.6%
KLA-Tencor Corporation                                  86,800        4,929,372
Lam Research Corporation*                              119,700        6,923,448
Maxim Integrated Products, Inc.                        235,400        7,462,180
NVIDIA Corporation*                                    109,300        5,001,568
ON Semiconductor Corporation*                        1,155,285       13,655,469
Tessera Technologies Inc.*                             238,400        9,805,392
                                                                   ------------
                                                                     47,777,429
                                                                   ------------

SOFTWARE- 5.6%
Activision, Inc.*                                      580,000        9,923,800
Adobe Systems Incorporated                             180,600        7,276,374
Solera Holdings Inc.*                                  178,100        3,330,470
Synchronoss Technologies Inc. *                        147,800        5,374,008
TomTom NV*                                             145,700        9,415,541
                                                                   ------------
                                                                     35,320,193
                                                                   ------------

SPECIALTY RETAIL- 2.5%
DSW Inc. Cl. A*                                         84,100        2,795,484
Gamestop Corp. Cl. A*                                   16,100          649,635
PETSMART, Inc.                                         142,300        4,600,559
Urban Outfitters, Inc.*                                374,900        7,520,494
                                                                   ------------
                                                                     15,566,172
                                                                   ------------

TEXTILES & APPAREL- .7%
Iconix Brand Group, Inc.*                              231,900        4,586,982
                                                                   ------------

TRANSPORTATION- 1.7%
Textron Inc.                                            92,700       10,464,903
                                                                   ------------

UTILITIES- 1.0%
Veolia Environnement                                    81,770        6,077,964
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES- 2.6%
NII Holdings Inc. Cl. B*                                99,290        8,342,346
SBA Communications Corporation Cl. A*                  234,230        7,804,544
                                                                   ------------
                                                                     16,146,890
                                                                   ------------

TOTAL COMMON STOCKS
  (Cost $553,504,303)                                               610,509,747
                                                                   ------------

The Alger Funds
Alger MidCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


OPTIONS- .6%
PUT OPTIONS                                         CONTRACTS
Activision, Inc.*/August/15+                             5,800           87,000
Chicago Mercantile Exchange/September/530+                 113          167,240
National-Oilwell Varco Inc.*/August/65+                  1,550            7,750
Research in Motion/Septemeber/150+                         465           20,925
Russell 2000/September/810+                                700        3,255,000
Tenneco Inc.*/October/30+                                1,395           62,775
Valero Energy Corp./September/72.5+                        590          413,000
                                                                   ------------
TOTAL PURCHASED OPTIONS
  (Cost $4,126,573)                                                   4,013,690
                                                                   ------------

                                                   PRINCIPAL
SHORT-TERM INVESTMENTS- 3.0%                         AMOUNT
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $19,187,000)                              $ 19,187,000       19,187,000
                                                                   ------------


Total Investments
  (Cost $576,817,876)(a)                                 100.1%     633,710,437
Liabilities in Excess of Other Assets                     (0.1)        (887,991)
                                                  ------------     ------------
NET ASSETS                                               100.0%    $632,822,446
                                                  ============     ============


*    Non-income producing securities.

+ All or portion of the securities are pledged as collateral for options written.

#    American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $576,817,876 amounted to $56,892,561 which consisted of aggregate gross unrealized appreciation of $83,821,301 and aggregate gross unrealized depreciation of $26,928,740.


                                                                   SHARES SUBJECT
                                                          CONTRACTS    TO CALL/PUT      VALUE
CALL OPTIONS WRITTEN
Activision, Inc./August/22.5                                 5,800       580,000      $   29,000
Chicago Mercantile Exchange Holdsings Inc./September/610       113        11,300          66,670
National-Oilwell Varco Inc./August/90                        1,550       155,000       4,650,000
Research in Motion/September/175                               465        46,500       2,348,250
Tenneco Inc./October/35                                      1,395       139,500         474,300
Valero Energy Corp./September/85                               590        59,000          23,600
                                                                                      ----------
TOTAL
  (Premiums Received $1,032,040)                                                       7,591,820
                                                                                      ----------

PUT OPTIONS WRITTEN
Chicago Mercantile Exchange Holdings Inc./September/490        113        11,300          66,670
Russell 2000/September/770                                     700        70,000       1,491,000
Tenneco Inc./October/25                                      1,395       139,500           6,975
Valero Energy Corp./September/67.5                             590        59,000         241,900
                                                                                      ----------
TOTAL
  (Premiums Received $1,496,177)                                                       1,806,545
                                                                                      ----------

TOTAL OPTIONS WRITTEN
  (Premiums Received $2,528,217)                                                      $9,398,365
                                                                                      ----------

The Alger Funds
Alger Money Market Fund
Schedule of Investments (Unaudited)
July 31, 2007


                                                   PRINCIPAL
U.S. AGENCY OBLIGATIONS- 100.0%                      AMOUNT            VALUE
Federal Home Loan Banks,
  5.05%, 8/16/07                                  $  6,860,000     $  6,845,565
  5.11%, 9/4/07                                      9,200,000        9,155,600
  5.09%, 10/15/07                                    7,400,000        7,321,529
  4.9%, 8/1/07                                      15,113,000       15,113,000
Federal National Mortgage Association,
  5.115%, 8/8/07                                     7,000,000        6,993,038
  5.12%, 10/12/07                                    9,000,000        8,907,840
                                                                   ------------
TOTAL U.S. AGENCY OBLIGATIONS                                        54,336,572
                                                                   ------------

SECURITIES HELD UNDER REPURCHASE AGREEMENTS- .5%
Securities Held Under Repurchase Agreements, 4.65%,
8/1/07 with State Street Bank and Trust Company dtd
7/31/07, repurchase price $252,033, collaterized
by Federal National Mortgage Corporation
(par value $350,000), 5.27%, due 6/1/35
(Cost $252,000)                                        252,000          252,000
                                                                   ------------

Total Investments
  (Cost $54,588,572)(a)                                  100.5%      54,588,572
Other Assets in Excess of Liabilities                     (0.5)        (259,035)
                                                  ------------     ------------
NET ASSETS                                               100.0%    $ 54,329,537
                                                  ============     ============


(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

The Alger Funds
Alger SmallCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMMON STOCKS- 95.8%                                 SHARES           VALUE

AEROSPACE & DEFENSE- 3.4%
BE Aerospace, Inc.*                                    180,700     $  7,329,192
Esterline Technologies Corporation*                    130,450        6,038,531
SI International Inc.*                                 154,950        4,513,693
                                                                   ------------
                                                                     17,881,416
                                                                   ------------

AIRLINES- .7%
AirTran Holdings, Inc.*                                393,550        3,872,532
                                                                   ------------

AUTO COMPONENTS- 1.2%
LKQ Corporation*                                       227,800        6,476,354
                                                                   ------------

AUTO EQUIPMENT & SERVICE- 1.1%
Tenneco Inc.*                                          161,100        5,686,830
                                                                   ------------

BIOTECHNOLOGY- 3.1%
Arena Pharmaceuticals, Inc.*                           233,300        2,666,619
InterMune, Inc.*                                       112,600        2,404,010
Neurocrine Biosciences, Inc.*                          267,200        2,717,424
Onyx Pharmaceuticals, Inc.*                            152,200        4,232,682
Progenics Pharmaceuticals, Inc.*                       124,600        2,655,226
Regeneron Pharmaceuticals, Inc.*                       138,600        2,063,754
                                                                   ------------
                                                                     16,739,715
                                                                   ------------

BUSINESS SERVICES- .8%
TeleTech Holdings Inc.*                                151,900        4,455,227
                                                                   ------------

CAPITAL MARKETS- 1.0%
Greenhill & Co., Inc.                                   93,350        5,414,300
                                                                   ------------

CASINOS & RESORTS- 2.1%
Ameristar Casinos, Inc.                                168,400        5,334,912
Bally Technologies Inc.*                               243,790        5,997,234
                                                                   ------------
                                                                     11,332,146
                                                                   ------------

CHEMICALS- 1.0%
Zoltek Companies, Inc.*                                117,100        5,491,990
                                                                   ------------

COMMERCIAL BANKS- 3.8%
Boston Private Financial Holdings, Inc.                203,050        5,175,745
First Midwest Bancorp., Inc.                           160,400        5,275,556
Signature Bank*                                        176,600        5,455,174
Wintrust Financial Corporation                         113,500        4,473,035
                                                                   ------------
                                                                     20,379,510
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES- 2.2%
American Reprographics Co.*                            175,700        4,378,444
FTI  Consulting, Inc.*                                 183,400        7,524,902
                                                                   ------------
                                                                     11,903,346
                                                                   ------------

COMMUNICATION EQUIPMENT- 2.7%
Foundry Networks, Inc.*                                197,500        3,474,025
Polycom, Inc.*                                         197,900        6,128,963
Sonus Networks, Inc.*                                  696,500        4,764,060
                                                                   ------------
                                                                     14,367,048
                                                                   ------------

COMMUNICATION TECHNOLOGY- 1.8%
Dobson Communications Corp. *                          444,500        5,534,025
Time Warner Telecom Inc. Cl. A*                        196,700        3,845,485
                                                                   ------------
                                                                      9,379,510
                                                                   ------------

COMPUTER SERVICES- 3.5%
ANSYS, Inc.*                                           243,400        6,338,136
Digital River, Inc.*                                   117,000        5,266,170
GSI Commerce, Inc.*                                    149,300        3,323,418
Internap Network Services Corporation*                 236,810        3,490,579
                                                                   ------------
                                                                     18,418,303
                                                                   ------------

The Alger Funds
Alger SmallCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


COMPUTER TECHNOLOGY- 1.2%
Atheros Communications*                                223,800        6,239,544
                                                                   ------------

COMPUTERS & PERIPHERALS- .6%
Synaptics Incorporated*                                 98,100        3,445,272
                                                                   ------------

CONSTRUCTION & ENGINEERING- 1.2%
URS Corporation*                                       127,500        6,280,650
                                                                   ------------

CORRECTIONAL FACILITIES- 1.3%
The Geo Group Inc.*                                    245,000        6,776,700
                                                                   ------------

DRUGS & PHARMACEUTICALS- 1.2%
United Therapeutics Corporation*                        93,800        6,505,968
                                                                   ------------

ELECTRIC SERVICES- 1.3%
ITC Holdings Corporation                               160,100        6,732,205
                                                                   ------------

ENERGY EQUIPMENT & SERVICES- 3.3%
Dril-Quip Inc.*                                        121,100        5,811,589
Horizon Offshore, Inc.*                                231,360        4,259,338
North American Energy Partner*                         261,400        4,506,536
T-3 Energy Services, Inc.*                              82,500        2,861,925
                                                                   ------------
                                                                     17,439,388
                                                                   ------------

ENGINEERING- .5%
Aecom Technology Corp.*                                110,200        2,859,690
                                                                   ------------

FINANCE- .5%
WNS Holdings Limited*                                  116,600        2,915,000
                                                                   ------------

FINANCIAL INFORMATION SERVICES- 1.3%
GFI Group Inc.*                                         91,200        6,796,224
                                                                   ------------

FINANCIAL SERVICES- .8%
Cohen & Steers, Inc.                                   116,900        4,027,205
                                                                   ------------

FOOD & BEVERAGES- 1.2%
Hain Celestial Group Inc. (The)*                       230,800        6,252,372
                                                                   ------------

HEALTH CARE- .4%
Gentiva Health Services Inc.*                          119,600        2,388,412
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES- 3.4%
Hologic, Inc.*                                         102,350        5,301,730
Illumina, Inc.                                         107,650        4,905,611
Kyphon Inc.*                                            53,400        3,504,108
Thoratec Corporation*                                  233,200        4,526,412
                                                                   ------------
                                                                     18,237,861
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES- 2.4%
Parexel International Corporation*                     162,582        6,573,190
Psychiatric Solutions, Inc.*                           184,200        6,279,378
                                                                   ------------
                                                                     12,852,568
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE- .9%
Orient-Express Hotels Ltd. Cl. A.                      105,650        4,907,442
                                                                   ------------

INSURANCE- 1.0%
First Mercury Financial Corporation*                   278,300        5,504,774
                                                                   ------------

INTERNET & CATALOG RETAIL- 2.3%
Coldwater Creek Inc.*                                  277,100        5,456,099
Priceline.com Incorporated*                            102,500        6,539,500
                                                                   ------------
                                                                     11,995,599
                                                                   ------------

INTERNET SOFTWARE & SERVICES- 3.6%
Acme Packet, Inc.*                                     263,500        2,911,675
Allscripts Healthcare Solutions, Inc.*                 267,850        6,093,587
DealerTrack Holdings Inc.*                             190,400        6,865,824
Omniture Inc.*                                         154,165        3,522,670
                                                                   ------------
                                                                     19,393,756
                                                                   ------------

The Alger Funds
Alger SmallCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


IT SERVICES- 1.0%
Wright Express Corp.*                                  160,500        5,466,630
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS- 1.1%
LIFE TIME FITNESS, Inc.*                               117,100        6,021,282
                                                                   ------------

MACHINERY- 2.4%
Actuant Corporation Cl. A                              106,250        6,479,125
Bucyrus International, Inc. Cl. A                       97,025        6,166,909
                                                                   ------------
                                                                     12,646,034
                                                                   ------------

MANUFACTURING- 1.2%
Silgan Holdings Inc.                                   118,700        6,127,294
                                                                   ------------

MEDIA- 1.8%
NeuStar, Inc. Cl. A*                                   155,950        4,497,598
World Wrestling Entertainment, Inc. Cl. A              321,150        4,817,250
                                                                   ------------
                                                                      9,314,848
                                                                   ------------

MEDICAL DEVICES- .5%
Dexcom Inc.*                                           318,600        2,558,358
                                                                   ------------

MEDICAL PRODUCTS- 1.6%
Inverness Medical Innovations, Inc.*                    79,500        3,848,595
Omrix Biopharmaceuticals, Inc. *                       157,500        4,517,100
                                                                   ------------
                                                                      8,365,695
                                                                   ------------

METALS- 3.0%
RBC Bearings, Inc. *                                   166,300        6,354,323
Thompson Creek Metals Co.,Inc*                         258,000        5,018,100
Uranium One, Inc.*                                     384,800        4,459,832
                                                                   ------------
                                                                     15,832,255
                                                                   ------------

METALS & MINING- .7%
Breakwater Resources, Ltd.*                          1,198,700        3,775,905
                                                                   ------------

OIL & GAS- 1.8%
Carrizo  Oil & Gas, Inc.*                              124,750        4,562,108
Mariner Energy Inc.*                                   240,200        5,075,426
                                                                   ------------
                                                                      9,637,534
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES- 1.0%
Petrobank Energy and Resources Ltd.*                   192,350        5,378,106
                                                                   ------------

PHARMACEUTICAL PREPARATIONS- 1.0%
Adams Respiratory Therapeutics, Inc.*                  143,900        5,325,739
                                                                   ------------

PRINTING- .9%
Cenveo Inc.*                                           128,600        2,701,886
VistaPrint Limited*                                     64,500        2,202,675
                                                                   ------------
                                                                      4,904,561
                                                                   ------------

REAL ESTATE- .5%
HFF Inc.*                                              224,400        2,813,976
                                                                   ------------

RESTAURANTS- 1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*       217,100        5,292,898
                                                                   ------------

RETAIL- 1.8%
bebe Stores, Inc.                                      312,000        4,327,440
Phillips-Van Heusen Corporation                        104,050        5,416,843
                                                                   ------------
                                                                      9,744,283
                                                                   ------------

SAVINGS &  LOANS- .5%
FirstFed Financial Corp.*                               59,200        2,675,840
                                                                   ------------

SEMICONDUCTORS- .8%
Cirrus Logic, Inc.*                                    558,300        4,064,424
                                                                   ------------

The Alger Funds
Alger SmallCap Growth Fund
Schedule of Investments (Unaudited)
July 31, 2007


SEMICONDUCTOR CAPITAL EQUIPMENT- 1.8%
FormFactor Inc.*                                       151,600        5,819,924
SiRF Technology Holdings, Inc.*                        160,600        3,764,464
                                                                   ------------
                                                                      9,584,388
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 2.4%
ON Semiconductor Corporation*                          551,500        6,518,730
Tessera Technologies Inc.*                             145,700        5,992,641
                                                                   ------------
                                                                     12,511,371
                                                                   ------------

SOFTWARE- 3.9%
Solera Holdings Inc.*                                  146,100        2,732,070
Synchronoss Technologies Inc. *                        189,800        6,901,128
Take-Two Interactive Software, Inc.*                   138,100        2,434,703
Tibco Software Inc.*                                   372,500        3,028,425
VeriFone Holdings Inc.*                                161,300        5,872,933
                                                                   ------------
                                                                     20,969,259
                                                                   ------------

SPECIALTY RETAIL- 2.3%
Aeropostale, Inc.*                                      93,700        3,568,096
Carter's, Inc.*                                        186,100        3,939,737
DSW Inc. Cl. A*                                        141,300        4,696,812
                                                                   ------------
                                                                     12,204,645
                                                                   ------------

TELEPHONE COMMUNICATION- 1.2%
NICE Systems Ltd.*                                     194,200        6,451,324
                                                                   ------------

TEXTILES & APPAREL- 1.1%
Iconix Brand Group, Inc.*                              291,500        5,765,870
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS- 1.1%
Deckers Outdoor Corporation*                            54,100        5,577,710
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS- 1.3%
Williams Scotsman International Inc.*                  255,007        6,923,440
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES- 1.3%
SBA Communications Corporation Cl. A*                  208,500        6,947,220
                                                                   ------------

TOTAL COMMON STOCKS
  (Cost $454,677,571)                                               510,229,746
                                                                   ------------

                                                   PRINCIPAL
SHORT-TERM INVESTMENTS- 4.7%                         AMOUNT
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $25,258,000)                              $ 25,258,000       25,258,000
                                                                   ------------

Total Investments
  (Cost $479,935,571)(a)                                 100.5%     535,487,746
Liabilities in Excess of Other Assets                     (0.5)      (2,856,018)
                                                  ------------     ------------
NET ASSETS                                               100.0%    $532,631,728
                                                  ============     ============


*    Non-income producing securities.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $479,935,571 amounted to $55,552,175 which consisted of aggregate gross unrealized appreciation of $74,925,115 and aggregate gross unrealized depreciation of $19,372,940.

The Alger Funds
Alger SmallCap and MidCap Growth Fund
Schedule of Investments(Unaudited)
July 31, 2007


COMMON STOCKS-95.1%                                  SHARES           VALUE
                                                  ------------     ------------
AEROSPACE & DEFENSE-2.0%
BE Aerospace, Inc.*                                     43,500     $  1,764,360
SI International Inc.*                                  39,250        1,143,353
                                                                   ------------
                                                                      2,907,713
                                                                   ------------

AIRLINES-.7%
AirTran Holdings, Inc.*                                110,850        1,090,764
                                                                   ------------

AUTO COMPONENTS-1.2%
LKQ Corporation*                                        60,700        1,725,701
                                                                   ------------

AUTO EQUIPMENT & SERVICES-1.1%.
Tenneco Inc.*                                           45,150        1,593,795
                                                                   ------------

BIOTECHNOLOGY-2.8%
Gen-Probe Incorporated*                                 28,000        1,764,280
Neurocrine Biosciences, Inc.*                           68,200          693,593
Onyx Pharmaceuticals, Inc.*                             35,750          994,208
Regeneron Pharmaceuticals, Inc.*                        42,550          633,570
                                                                   ------------
                                                                      4,085,651
                                                                   ------------

BUSINESS SERVICES-.8%
TeleTech Holdings Inc.*                                 39,750        1,165,868
                                                                   ------------

CAPITAL MARKETS-1.7%
Affiliated Managers Group, Inc.*                        12,012        1,357,356
Greenhill & Co., Inc.                                   19,850        1,151,300
                                                                   ------------
                                                                      2,508,656
                                                                   ------------

CASINOS & RESORTS-2.0%
Ameristar Casinos, Inc.                                 46,250        1,465,200
Bally Technologies Inc.*                                59,250        1,457,550
                                                                   ------------
                                                                      2,922,750
                                                                   ------------

CHEMICALS-.9%
Zoltek Companies, Inc.*                                 28,600        1,341,340
                                                                   ------------

COMMERCIAL BANKS-1.8%
First Midwest Bancorp., Inc.                            40,850        1,343,556
Signature Bank*                                         43,950        1,357,616
                                                                   ------------
                                                                      2,701,172
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-2.0%
American Reprographics Co.*                             44,400        1,106,448
FTI  Consulting, Inc.*                                  46,150        1,893,535
                                                                   ------------
                                                                      2,999,983
                                                                   ------------

COMMUNICATION EQUIPMENT-2.6%
Foundry Networks, Inc.*                                 76,550        1,346,515
Polycom, Inc.*                                          44,000        1,362,680
Sonus Networks, Inc.*                                  178,050        1,217,862
                                                                   ------------
                                                                      3,927,057
                                                                   ------------

COMMUNICATION TECHNOLOGY-1.1%
Dobson Communications Corp. *                          126,100        1,569,945
                                                                   ------------

COMPUTER SERVICES-2.0%
ANSYS, Inc.*                                            55,350        1,441,314
IHS Inc. Cl. A*                                         33,450        1,586,199
                                                                   ------------
                                                                      3,027,513
                                                                   ------------

COMPUTER TECHNOLOGY-1.7%
Atheros Communications*                                 58,550        1,632,374
NAVTEQ*                                                 17,350          939,156
                                                                   ------------
                                                                      2,571,530
                                                                   ------------

The Alger Funds
Alger SmallCap and MidCap Growth Fund
Schedule of Investments(Unaudited)
July 31, 2007


CONSUMER PRODUCTS-.9%
Physicians Formula Holdings, Inc.*                      92,100        1,376,895
                                                                   ------------

CONSTRUCTION & ENGINEERING-1.1%
URS Corporation*                                        34,400        1,694,544
                                                                   ------------

CONTAINERS & PACKAGING-.8%
Greif Inc.                                              20,750        1,141,250
                                                                   ------------

CORRECTIONAL FACILITIES-1.1%
The Geo Group Inc.*                                     60,400        1,670,664
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.2%
United Therapeutics Corporation*                        24,700        1,713,192
                                                                   ------------

ELECTRIC AND ELECTRONIC EQUIPMENT-1.0%
Roper Industries, Inc.                                  25,150        1,508,496
                                                                   ------------

ELECTRIC SERVICES-1.3%
ITC Holdings Corporation                                46,600        1,959,530
                                                                   ------------

ELECTRICAL EQUIPMENT-1.0%
AMETEK, Inc.                                            38,350        1,496,417
                                                                   ------------

ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS-.5%
Spreadtrum Communications                               49,900          708,580
                                                                   ------------

ENERGY-1.1%
SunPower Corporation  Cl. A                             22,000        1,551,660
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-3.0%
Cameron International Corp.*                            21,500        1,677,000
Grant Prideco, Inc.*                                    28,550        1,601,655
North American Energy Partner*                          70,800        1,220,592
                                                                   ------------
                                                                      4,499,247
                                                                   ------------

ENGINEERING-.8%
Aecom Technology Corp.*                                 45,800        1,188,510
                                                                   ------------

FINANCE-1.5%
IntercontinentalExchange Inc. *                          9,300        1,405,509
WNS Holdings Limited*                                   31,150          778,750
                                                                   ------------
                                                                      2,184,259
                                                                   ------------

FINANCIAL INFORMATION SERVICES-1.2%
GFI Group Inc.*                                         23,500        1,751,220
                                                                   ------------

FOOD & BEVERAGES-1.0%
Hain Celestial Group Inc. (The)*                        55,550        1,504,850
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-4.0%
Hologic, Inc.*                                          27,650        1,432,270
Illumina, Inc.                                          33,450        1,524,317
Intuitive Surgical, Inc.*                                9,050        1,924,120
Thoratec Corporation*                                   50,550          981,176
                                                                   ------------
                                                                      5,861,883
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-2.2%
Parexel International Corporation*                      39,000        1,576,770
Psychiatric Solutions, Inc.*                            49,250        1,678,933
                                                                   ------------
                                                                      3,255,703
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-1.0%
Orient-Express Hotels Ltd. Cl. A.                       31,400        1,458,530
                                                                   ------------

INSURANCE-1.0%
First Mercury Financial Corporation*                    74,600        1,475,588
                                                                   ------------

The Alger Funds
Alger SmallCap and MidCap Growth Fund
Schedule of Investments(Unaudited)
July 31, 2007


INTERNET & CATALOG RETAIL-1.2%
Priceline.com Incorporated*                             27,100        1,728,980
                                                                   ------------

INTERNET SOFTWARE & SERVICES-3.4%
Acme Packet, Inc.*                                      65,600          724,880
Allscripts Healthcare Solutions, Inc.*                  67,100        1,526,525
DealerTrack Holdings Inc.*                              45,289        1,633,121
Omniture Inc.*                                          51,300        1,172,205
                                                                   ------------
                                                                      5,056,731
                                                                   ------------

IT SERVICES-1.0%
Wright Express Corp.*                                   43,950        1,496,936
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-1.0%
LIFE TIME FITNESS, Inc.*                                28,150        1,447,473
                                                                   ------------

MACHINERY-3.0%
Bucyrus International, Inc. Cl. A                       20,950        1,331,582
Manitowoc Company, Inc.                                 21,150        1,642,721
Oshkosh Truck Corporation*                              24,000        1,374,000
                                                                   ------------
                                                                      4,348,303
                                                                   ------------

MANUFACTURING-.8%
Silgan Holdings Inc.                                    21,500        1,109,830
                                                                   ------------

MEDIA-2.6%
Dolby Laboratories Inc. Cl. A*                          32,950        1,095,917
Focus Media Holding Limited ADR*#                       37,650        1,555,322
NeuStar, Inc. Cl. A*                                    39,700        1,144,948
                                                                   ------------
                                                                      3,796,187
                                                                   ------------

MEDICAL PRODUCTS-2.4%
Cadence Pharmaceuticals Inc.*                           62,200          765,060
Inverness Medical Innovations, Inc.*                    25,100        1,215,090
Northstar Neuroscience, Inc.*                           73,250          750,813
Orexigen Therapeutics Inc.*                             50,250          745,208
                                                                   ------------
                                                                      3,476,171
                                                                   ------------

METALS-.9%
Thompson Creek Metals Co.,Inc*                          69,950        1,360,528
                                                                   ------------

METALS & MINING-1.4%
Breakwater Resources, Ltd.*                            346,800        1,092,420
Paladin Resources Limited*                             157,600          983,424
                                                                   ------------
                                                                      2,075,844
                                                                   ------------

OIL & GAS-1.9%
Carrizo  Oil & Gas, Inc.*                               35,800        1,309,206
Range Resources Corporation                             41,500        1,541,310
                                                                   ------------
                                                                      2,850,516
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-.9%
Petrobank Energy and Resources Ltd.*                    49,450        1,382,622
                                                                   ------------

PHARMACEUTICAL PREPARATIONS-.8%
Adams Respiratory Therapeutics, Inc.*                   31,450        1,163,964
                                                                   ------------

PHOTOGRAPHY-1.0%
Shutterfly, Inc.*                                       55,700        1,434,275
                                                                   ------------

REAL ESTATE-1.2%
Jones Lang LaSalle Incorporated                         15,450        1,696,100
                                                                   ------------

RESTAURANTS-1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*        58,750        1,432,325
                                                                   ------------

The Alger Funds
Alger SmallCap and MidCap Growth Fund
Schedule of Investments(Unaudited)
July 31, 2007


RETAIL-1.7%
bebe Stores, Inc.                                       80,300        1,113,761
Phillips-Van Heusen Corporation                         25,900        1,348,354
                                                                   ------------
                                                                      2,462,115
                                                                   ------------

SAVINGS &  LOANS-.6%
FirstFed Financial Corp.*                               19,200          867,840
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-1.8%
FormFactor Inc.*                                        43,800        1,681,482
SiRF Technology Holdings, Inc.*                         44,150        1,034,876
                                                                   ------------
                                                                      2,716,358
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.4%
ATMI, Inc.*                                             27,150          786,807
Cypress Semiconductor Corporation*                      64,150        1,607,599
ON Semiconductor Corporation*                          148,650        1,757,043
Varian Semiconductor Equipment Associates, Inc.*        16,850          791,950
                                                                   ------------
                                                                      4,943,399
                                                                   ------------

SOFTWARE-4.3%
Solera Holdings Inc.*                                   55,450        1,036,915
Synchronoss Technologies Inc. *                         51,300        1,865,268
Take-Two Interactive Software, Inc.*                    47,900          844,477
Tibco Software Inc.*                                   128,200        1,042,266
VeriFone Holdings Inc.*                                 42,800        1,558,348
                                                                   ------------
                                                                      6,347,274
                                                                   ------------

SPECIALTY RETAIL-4.3%
Aeropostale, Inc.*                                      23,200          883,455
Carter's, Inc.*                                         46,950          993,932
Gamestop Corp. Cl. A*                                   44,300        1,787,505
Tiffany & Co.                                           30,950        1,493,338
Urban Outfitters, Inc.*                                 61,050        1,224,663
                                                                   ------------
                                                                      6,382,893
                                                                   ------------

TELEPHONE COMMUNICATION-1.0%
NICE Systems Ltd.*                                      44,150        1,466,662
                                                                   ------------

TEXTILES & APPAREL-1.0%
Iconix Brand Group, Inc.*                               73,750        1,458,775
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS-1.2%
Williams Scotsman International Inc.*                   62,900        1,707,734
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-1.2%
SBA Communications Corporation Cl. A*                   53,950        1,797,614
                                                                   ------------

Total Common Stocks
  (Cost $127,908,867)                                               140,147,905
                                                                   ------------
                                                    PRINCIPAL
SHORT-TERM INVESTMENTS-5.7%                          AMOUNT
U.S. Agency Obligations                           ------------
Federal Home Loan Banks, 4.90%, 8/1/07
  (Cost $8,390,000)                               $  8,390,000        8,390,000
                                                                   ------------


Total Investments
  (Cost $136,298,867)(a)                                 100.8%     148,537,905

Liabilities in Excess of Other Assets                     (0.8)      (1,194,498)
                                                  ------------     ------------

Net Assets                                               100.0%    $147,343,407
                                                  ============     ============


*   Non-income producing securities.

#   American Depositary Receipts.

(a) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $136,298,867 amounted to $12,239,038 which consisted of aggregate gross unrealized appreciation of $16,889,318 and aggregate gross unrealized depreciation of $4,650,280.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Funds



By /s/Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/Daniel C. Chung

Daniel C. Chung

President

Date: September 27, 2007



By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 27, 2007